Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of the carrying amount of asset retirement obligations
A reconciliation of the carrying amount of asset retirement obligations at December 31, 2020 and 2019 is set out below:

Asset Retirement Obligations
($ millions)	2020	2019
Beginning of year	2,755	2,424
Additions	63	76
Liabilities settled	(39)	(276)
Liabilities disposed	(39)	(6)
Change in discount rate	(544)	285
Change in estimates	(146)	156
Exchange adjustment	8	(10)
Accretion (note 22)	104	106
End of year	2,162	2,755
Expected to be incurred within 1 year	94	112
Expected to be incurred beyond 1 year	2,068	2,643